12 Related Parties	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Related Parties
12	Related Parties

12.1	Balances and related party transactions

	Assets balance				Liabilities balance
	Clients		Other assets		Suppliers		Other liabilities
	2020	2019	2020	2019	2020	2019	2020	2019
Controlling shareholder
GPA	—	13	168	2	—	1	41	90
Casino	10	5	—	5	—	—	—	—
	10	18	168	7	—	1	41	90
Other related parties
Novasoc Comercial Ltda.	—	—	—	4	—	—	—	4
Compre Bem	—	2	—	11	—	—	—	—
Greenyellow	—	—	—	10	—	—	—	15
Puntos Colombia	—	—	—	29	—	—	—	43
Tuya	—	—	—	26	—	—	—	—
Others	—	1	—	—	—	—	—	—
Joint venture
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”)	17	10	10	10	11	16	—	—
	17	13	10	90	11	16	—	62
Total	27	31	178	97	11	17	41	152

	Transactions
	Purchases			Revenue (Expenses)
	2020	2019	2018	2020	2019	2018
Controlling shareholder
GPA	—	1	7	(183)	(162)	(110)
	—	1	7	(183)	(162)	(110)
Other related parties
Compre Bem	1	13	—	3	(3)	—
Puntos Colombia	—	—	—	(114)	(13)	—
Tuya	—	—	—	24	21	—
Greenyellow	—	—	—	(47)	1	—
Grupo Casino	—	—	—	(19)	2	—
Others	—	—	—	(2)	(3)	—
	1	13	—	(155)	5	—
Total	1	14	7	(338)	(157)	(110)

The related-party transactions are represented by operations carried out according to prices, terms and conditions agreed upon the parties and are measured substantially at market value, namely:

(i)       Casino: Agency Agreement entered into between GPA, the Company, and Groupe Casino Limited on July 25, 2016, as amended, to regulate the rendering of global sourcing services (global suppliers prospecting and purchasing intermediation) by Casino and reimbursed by Groupe Casino Limited to the Company to recover the reduced gain margins due to Company’s promotions at its stores. Agreement executed between GPA, the Company, and Casino International S.A. on December 20, 2004, as amended, for the Company’s representation in the business negotiation of products to be acquired by the Company with international suppliers.

(ii)     Purchase Agreement: entered into the GPA, the Company, and E.M.C. Distribution Limited on June 6, 2019, to import food and non-food products (except for perishables and wine) for resale at stores, through purchase orders request, on a non-exclusive basis.

(iii)    Puntos Colombia: Loyalty Program for Éxito’s customers. Balance related to the redemption of points and other services.

(iv)    Tuya: Éxito’s financial investee. Balance related to participation in business collaboration agreements and expense reimbursement, rebate coupons, and others.

(v)     Greenyellow: (a) agreement with the Company to set the rules for the lease and maintenance of photovoltaic system equipment by Greenyellow at ASSAÍ stores; and (b) contracts with the Company for the purchase of energy sold on the free market.

(vi)    FIC: execution of business agreements to regulate the rules that promote and sell financial services offered by FIC at the Company’s stores to implement a financial partnership between the Company and Itaú Unibanco Holding S.A. (“Itaú”) in the partnership agreement, namely: (i) banking correspondent services in Brazil; (ii) indemnification agreement in which FIC undertook to hold the Company harmless from losses incurred due to services; FIC and the Company mutually undertook to indemnify each other due to legal proceeding under their responsibility; and (iii) agreement concerning the Company’s provision of information and access to systems to FIC, and vice-versa, in order to offer services.

12.2	Management compensation

Expenses referring to the statutory executive board compensation recorded in the Company’s statement of operations in the years ended December 31, 2020, 2019 and 2018 as follows:

	Base salary	Variable compensation	Stock options plan	Total
2020	13	7	5	25
2019	15	8	6	29
2018	9	10	5	24

The stock option plan refers to the Company’s executives holding GPA shares and this plan has been treated in the Company’s statement of operations, related expenses are allocated to the Company and recorded in the statement of operations against capital reserve – stock options in shareholders’ equity. There are no other short-term or long-term benefits granted to the members of the Company’s Management.